Securities purchased (sold) under resale (repurchase) agreements - Summary of securities purchased under agreements to resell (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Expected credit loss	R$ (2,569)	R$ (370)
Securities purchased under agreements to resell	R$ 8,894,531	R$ 6,627,409
Investments in purchase and sale commitments, interest rate	9.15%	1.91%
Available portfolio
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	R$ 3,322,254	R$ 1,409,742
Available portfolio | National Treasury Notes
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	2,671,122	876,146
Available portfolio | Financial Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	0	452,714
Available portfolio | National Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	544,546	44,093
Available portfolio | Debentures
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	37,688	36,789
Available portfolio | Real Estate Receivable Certificates
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	43,397	0
Available portfolio | Financial credit bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	25,501	0
Collateral held
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	5,574,846	5,218,037
Collateral held | National Treasury Notes
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	1,556,303	4,241,569
Collateral held | National Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	0	976,468
Collateral held | Debentures
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	906,519	0
Collateral held | Real Estate Receivable Certificates
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	2,586,893	0
Collateral held | Financial credit bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	R$ 525,131	R$ 0